Annual Fund Operating Expenses - Harbor Robeco Emerging Markets Active Equities Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.72%
Distribution and Service (12b-1) Fees	none
Other Expenses	4.50%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	5.23%
Expense Reimbursement	(4.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.80%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.72%
Distribution and Service (12b-1) Fees	none
Other Expenses	4.58%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	5.31%
Expense Reimbursement	(4.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.88%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	4.58%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	5.56%
Expense Reimbursement	(4.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.13%	[2]
Investor Class
Operating Expenses:
Management Fees	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	4.69%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	5.67%
Expense Reimbursement	(4.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.24%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense and acquired fund fees and expenses (if any), to 0.79%, 0.87%, 1.12%, and 1.23% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.